UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04801

SUNAMERICA EQUITY FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

Item 1. Schedule of Investments.

SunAmerica Growth and Income Fund

PORTFOLIO OF INVESTMENTS—December 31, 2009 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 98.5%
Aerospace/Defense — 3.8%

General Dynamics Corp.	13,000	$886,210
Raytheon Co.	21,000	1,081,920

		1,968,130

Aerospace/Defense-Equipment — 2.0%

United Technologies Corp.	15,200	1,055,032

Agricultural Chemicals — 1.1%

Monsanto Co.	7,000	572,250

Applications Software — 2.5%

Microsoft Corp.	42,900	1,308,021

Banks-Fiduciary — 1.1%

State Street Corp.	13,000	566,020

Banks-Super Regional — 1.4%

Wells Fargo & Co.	27,000	728,730

Beverages-Non-alcoholic — 3.1%

PepsiCo, Inc.	12,700	772,160
The Coca-Cola Co.	15,100	860,700

		1,632,860

Cable/Satellite TV — 1.9%

DIRECTV†	29,000	967,150

Cellular Telecom — 1.0%

Vodafone Group PLC ADR	23,000	531,070

Computers — 5.3%

Apple, Inc.†	4,000	843,440
Hewlett-Packard Co.	22,200	1,143,522
International Business Machines Corp.	6,000	785,400

		2,772,362

Computers-Memory Devices — 1.0%

EMC Corp.†	30,000	524,100

Consumer Products-Misc. — 1.0%

Kimberly-Clark Corp.	8,000	509,680

Cosmetics & Toiletries — 1.6%

The Procter & Gamble Co.	13,400	812,442

Diversified Banking Institutions — 7.5%

Bank of America Corp.	90,200	1,358,412
Citigroup, Inc.	70,000	231,700
JPMorgan Chase & Co.	25,500	1,062,585
Morgan Stanley	26,000	769,600
The Goldman Sachs Group, Inc.	3,000	506,520

		3,928,817

Diversified Manufacturing Operations — 2.0%

General Electric Co.	68,500	1,036,405

Electric-Integrated — 4.7%

Exelon Corp.	17,000	830,790
FPL Group, Inc.	15,000	792,300
PG&E Corp.	19,100	852,815

		2,475,905

Electronic Components-Semiconductors — 2.1%

Intel Corp.	53,000	1,081,200

Enterprise Software/Service — 1.6%

Oracle Corp.	34,900	856,446

Food-Misc. — 3.1%

H.J. Heinz Co.	20,000	855,200
Kraft Foods, Inc., Class A	28,000	761,040

		1,616,240

Forestry — 1.0%

Weyerhaeuser Co.	12,000	517,680

Insurance-Multi-line — 1.4%

MetLife, Inc.	20,000	707,000

Insurance-Property/Casualty — 1.0%

Chubb Corp.	11,000	540,980

Medical Instruments — 1.9%

Medtronic, Inc.	22,000	967,560

Medical Products — 1.9%

Johnson & Johnson	15,100	972,591

Medical-Drugs — 5.4%

Abbott Laboratories	15,500	836,845
Merck & Co., Inc.	23,700	865,998
Pfizer, Inc.	61,050	1,110,500

		2,813,343

Medical-Generic Drugs — 1.6%

Teva Pharmaceutical Industries, Ltd. ADR	15,000	842,700

Medical-HMO — 1.6%

UnitedHealth Group, Inc.	27,000	822,960

Multimedia — 2.5%

The Walt Disney Co.	16,000	516,000
Viacom, Inc., Class B†	27,000	802,710

		1,318,710

Networking Products — 1.6%

Cisco Systems, Inc.†	34,500	825,930

Non-Hazardous Waste Disposal — 1.7%

Waste Management, Inc.	26,000	879,060

Oil & Gas Drilling — 2.1%

Transocean, Ltd.†	13,000	1,076,400

Oil Companies-Exploration & Production — 1.1%

Occidental Petroleum Corp.	7,000	569,450

Oil Companies-Integrated — 7.7%

Chevron Corp.	13,800	1,062,462
ConocoPhillips	15,000	766,050
Exxon Mobil Corp.	18,000	1,227,420
Marathon Oil Corp.	31,000	967,820

		4,023,752

Oil-Field Services — 1.0%

Halliburton Co.	17,000	511,530

Retail-Building Products — 1.7%

Lowe’s Cos., Inc.	38,000	888,820

Retail-Discount — 3.2%

Target Corp.	18,000	870,660
Wal-Mart Stores, Inc.	15,000	801,750

		1,672,410

Retail-Restaurants — 1.6%

McDonald’s Corp.	13,000	811,720

Semiconductor Equipment — 1.6%

Applied Materials, Inc.	60,000	836,400

Telephone-Integrated — 3.7%

AT&T, Inc.	38,000	1,065,140

Verizon Communications, Inc.	26,400	874,632

		1,939,772

Tobacco — 0.9%

Philip Morris International, Inc.	10,000	481,900

Transport-Rail — 1.8%

Union Pacific Corp.	15,000	958,500

Web Portals/ISP — 1.5%

Google, Inc., Class A†	1,300	805,974

Wireless Equipment — 1.2%

QUALCOMM, Inc.	13,000	601,380

Total Long-Term Investment Securities (cost $47,647,991)		51,329,382

REPURCHASE AGREEMENT — 1.6%

State Street Bank and Trust Co. Joint Repurchase Agreement (1) (cost $830,000)	$830,000	830,000

TOTAL INVESTMENTS (cost $48,477,991)(2)	100.1%	52,159,382
Liabilities in excess of other assets	(0.1)	(65,420)

NET ASSETS	100.0%	$52,093,962

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 for cost of investments on a tax basis.

ADR – American Depository Report

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$2,772,362	$—	$—	$2,772,362
Diversified Banking Institutions	3,928,817	—	—	3,928,817
Medical-Drugs	2,813,343	—	—	2,813,343
Oil Companies-Intergrated	4,023,752	—	—	4,023,752
Other Industries*	37,791,108	—	—	37,791,108
Repurchase Agreement	—	830,000	—	830,000

Total	$51,329,382	$830,000	$—	$52,159,382

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

SunAmerica Balanced Assets Fund

PORTFOLIO OF INVESTMENTS—December 31, 2009 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 57.1%
Aerospace/Defense — 2.2%

General Dynamics Corp.	7,500	$511,275
Lockheed Martin Corp.	2,500	188,375
Raytheon Co.	16,600	855,232
The Boeing Co.	7,000	378,910

		1,933,792

Aerospace/Defense-Equipment — 1.0%

United Technologies Corp.	13,200	916,212

Agricultural Chemicals — 0.5%

Monsanto Co.	4,187	342,287
Potash Corp. of Saskatchewan, Inc.	862	93,527

		435,814

Apparel Manufacturers — 0.4%

Coach, Inc.	9,100	332,423

Applications Software — 1.3%

Microsoft Corp.	37,878	1,154,900

Auto-Heavy Duty Trucks — 0.2%

Navistar International Corp.†	3,700	143,005

Banks-Fiduciary — 0.5%

State Street Corp.	9,500	413,630

Banks-Super Regional — 0.6%

Wells Fargo & Co.	19,400	523,606

Beverages-Non-alcoholic — 1.4%

PepsiCo, Inc.	21,234	1,291,027

Cable/Satellite TV — 0.4%

Comcast Corp., Class A	22,000	370,920

Casino Hotels — 0.2%

Wynn Resorts, Ltd.	3,700	215,451

Commercial Services-Finance — 0.7%

Visa, Inc., Class A	7,350	642,831

Computer Services — 0.2%

Cognizant Technology Solutions Corp., Class A†	3,300	149,490

Computers — 3.7%

Apple, Inc.†	6,100	1,286,246
Hewlett-Packard Co.	23,300	1,200,183
International Business Machines Corp.	5,300	693,770
Research In Motion, Ltd.†	2,500	168,850

		3,349,049

Consulting Services — 0.3%

FTI Consulting, Inc.†	6,100	287,676

Consumer Products-Misc. — 0.3%

Kimberly-Clark Corp.	4,000	254,840

Cosmetics & Toiletries — 0.8%

The Procter & Gamble Co.	11,100	672,993

Diversified Banking Institutions — 3.7%

Bank of America Corp.	49,988	752,819
Citigroup, Inc.	69,000	228,390
JPMorgan Chase & Co.	25,700	1,070,919
Morgan Stanley	12,500	370,000
The Goldman Sachs Group, Inc.	5,200	877,968

		3,300,096

Diversified Manufacturing Operations — 1.2%

Danaher Corp.	4,300	323,360
General Electric Co.	49,568	749,964

		1,073,324

E-Commerce/Products — 0.5%

Amazon.com, Inc.†	3,000	403,560

Electric Products-Misc. — 0.6%

AMETEK, Inc.	7,934	303,396
Emerson Electric Co.	5,500	234,300

		537,696

Electric-Integrated — 1.2%

Exelon Corp.	7,400	361,638
FPL Group, Inc.	7,000	369,740
PG&E Corp.	8,400	375,060

		1,106,438

Electronic Components-Semiconductors — 1.6%

Avago Technologies, Ltd.†	12,324	225,406
Broadcom Corp., Class A†	6,700	210,715
Intel Corp.	36,400	742,560
MEMC Electronic Materials, Inc.†	10,200	138,924
Texas Instruments, Inc.	2,800	72,968

		1,390,573

Electronic Forms — 0.2%

Adobe Systems, Inc.†	5,634	207,219

Electronic Measurement Instruments — 0.2%

Agilent Technologies, Inc.†	5,800	180,206

Enterprise Software/Service — 0.9%

Oracle Corp.	34,200	839,268

Finance-Credit Card — 0.3%

Discover Financial Services	17,000	250,070

Finance-Investment Banker/Broker — 0.3%

The Charles Schwab Corp.	12,700	239,014

Food-Dairy Products — 0.2%

Dean Foods Co.†	11,300	203,852

Food-Misc. — 0.9%

H.J. Heinz Co.	9,000	384,840
Kraft Foods, Inc., Class A	14,000	380,520

		765,360

Independent Power Producers — 0.0%

Mirant Corp.†	186	2,840

Industrial Gases — 0.2%

Praxair, Inc.	1,700	136,527

Instruments-Scientific — 0.6%

Thermo Fisher Scientific, Inc.†	11,537	550,200

Insurance-Multi-line — 1.2%

Genworth Financial, Inc., Class A†	12,600	143,010
MetLife, Inc.	15,000	530,250
The Allstate Corp.	13,000	390,520

		1,063,780

Insurance-Property/Casualty — 0.4%

Chubb Corp.	8,000	393,440

Internet Security — 0.3%

Symantec Corp.†	12,600	225,414

Investment Management/Advisor Services — 0.6%

Invesco, Ltd.	21,200	497,988

Medical Instruments — 0.5%

Medtronic, Inc.	5,100	224,298
St. Jude Medical, Inc.†	6,000	220,680

		444,978

Medical Labs & Testing Services — 0.2%

Laboratory Corp. of America Holdings†	2,600	194,584

Medical Products — 1.1%

Baxter International, Inc.	4,300	252,324
Johnson & Johnson	11,800	760,038

		1,012,362

Medical-Biomedical/Gene — 1.2%

Amgen, Inc.†	3,200	181,024
Celgene Corp.†	5,100	283,968
Genzyme Corp.†	2,700	132,327
Gilead Sciences, Inc.†	11,700	506,376

		1,103,695

Medical-Drugs — 2.0%

Abbott Laboratories	13,600	734,264
Merck & Co., Inc.	13,300	485,982
Pfizer, Inc.	31,714	576,878

		1,797,124

Medical-Generic Drugs — 0.7%

Mylan, Inc.†	21,900	403,617
Teva Pharmaceutical Industries, Ltd. ADR	4,247	238,596

		642,213

Medical-HMO — 0.8%

UnitedHealth Group, Inc.	24,800	755,904

Metal-Copper — 0.2%

Freeport-McMoRan Copper & Gold, Inc.†	2,600	208,754

Multimedia — 0.8%

The Walt Disney Co.	15,100	486,975
Viacom, Inc., Class B†	8,000	237,840

		724,815

Networking Products — 1.1%

Cisco Systems, Inc.†	40,000	957,600

Oil & Gas Drilling — 1.2%

Transocean, Ltd.†	12,883	1,066,712

Oil Companies-Exploration & Production — 1.5%

Apache Corp.	1,650	170,231
Devon Energy Corp.	1,550	113,925
Occidental Petroleum Corp.	7,700	626,395
Ultra Petroleum Corp.†	2,700	134,622
XTO Energy, Inc.	5,874	273,317

		1,318,490

Oil Companies-Integrated — 3.5%

Chevron Corp.	9,828	756,658
ConocoPhillips	12,500	638,375
Exxon Mobil Corp.	15,600	1,063,764
Marathon Oil Corp.	22,000	686,840

		3,145,637

Oil-Field Services — 0.8%

Halliburton Co.	9,000	270,810
Schlumberger, Ltd.	7,300	475,157

		745,967

Paper & Related Products — 0.3%

International Paper Co.	10,000	267,800

Pharmacy Services — 0.3%

Express Scripts, Inc.†	2,600	224,770

Retail-Apparel/Shoe — 0.2%

American Eagle Outfitters, Inc.	9,000	152,820

Retail-Building Products — 0.7%

Lowe’s Cos., Inc.	27,400	640,886

Retail-Computer Equipment — 0.2%

GameStop Corp., Class A†	7,800	171,132

Retail-Consumer Electronics — 0.1%

Best Buy Co., Inc.	3,400	134,164

Retail-Discount — 1.4%

Target Corp.	12,900	623,973
Wal-Mart Stores, Inc.	11,700	625,365

		1,249,338

Retail-Drug Store — 0.8%

CVS Caremark Corp.	21,661	697,701

Retail-Office Supplies — 0.3%

Staples, Inc.	11,300	277,867

Retail-Regional Department Stores — 0.3%

Kohl’s Corp.†	5,300	285,829

Retail-Restaurants — 0.9%

Burger King Holdings, Inc.	10,300	193,846
McDonald’s Corp.	9,300	580,692

		774,538

Semiconductor Equipment — 0.3%

ASML Holding NV	7,700	262,493

Telecom Equipment-Fiber Optics — 0.2%

Corning, Inc.	10,700	206,617

Telephone-Integrated — 1.5%

AT&T, Inc.	28,135	788,624
Verizon Communications, Inc.	16,600	549,958

		1,338,582

Tobacco — 0.3%

Philip Morris International, Inc.	5,000	240,950

Transport-Rail — 1.0%

Union Pacific Corp.	13,400	856,260

Web Portals/ISP — 1.5%

Google, Inc., Class A†	2,200	1,363,956

Wireless Equipment — 1.2%

American Tower Corp., Class A†	7,400	319,754
QUALCOMM, Inc.	16,150	747,099

		1,066,853

X-Ray Equipment — 0.2%

Hologic, Inc.†	13,400	194,300

Total Common Stock (cost $46,330,055)		50,980,215

EXCHANGE-TRADED FUNDS — 0.5%
Sector Fund - Financial Services — 0.5%

Financial Select Sector SPDR Fund (cost $384,659)	30,929	445,068

PREFERRED STOCK — 1.0%
Banks-Money Center — 0.1%

Santander Finance Preferred SA 4.00%(1)	4,074	82,336

Banks-Super Regional — 0.1%

Wachovia Capital Trust IX 6.38%	3,100	68,231

Diversified Banking Institutions — 0.2%

Bank of America Corp. 10.00%(1)	11,600	173,072

Diversified Financial Services — 0.2%

General Electric Capital Corp. 8.00%(2)	7,510	179,189

Finance-Mortgage Loan/Banker — 0.0%

Federal Home Loan Mtg. Corp. 8.38%(1)	1,300	1,365

Special Purpose Entities — 0.4%

Structured Repackaged Asset-Backed Trust Securities 3.00%(1)	9,200	180,044
Zurich Funding Trust VI 0.99%(1)	274	189,402

		369,446

Total Preferred Stock (cost $979,993)		873,639

ASSET BACKED SECURITIES — 1.6%
Diversified Financial Services — 1.6%

Banc of America Commercial Mtg., Inc. Series 2006-6, Class AM 5.39% due 10/10/45(3)	$80,000	54,989
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW15, Class A2 5.21% due 02/11/44(3)	165,000	165,533
Chase Mtg. Finance Corp. Series 2007-A2, Class 1A1 4.05% due 07/25/37(4)(5)	185,328	156,069
Commercial Mtg. Asset Trust Series 1999-C1, Class D 7.35% due 01/17/32(3)(5)	15,000	15,994
Commercial Mtg. Pass Through Certs. Series 2004-LB2A, Class A3 4.22% due 03/10/39(3)	561,800	566,792
GE Capital Commercial Mtg. Corp. Series 2004-C2, Class A4 4.89% due 03/10/40(3)	55,000	54,793
GMAC Commercial Mtg. Securities, Inc. Series 2003-C2, Class A2 5.67% due 05/10/40(3)(5)	3,000	3,103
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class AM 5.37% due 05/15/47(3)	334,000	242,261
LB Commercial Conduit Mtg. Trust Series 1998-C1, Class E 7.00% due 02/18/30(3)	14,000	15,333
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(4)(5)	148,176	123,879

Total Asset Backed Securities (cost $1,501,908)		1,398,746

U.S. CORPORATE BONDS & NOTES — 13.3%
Aerospace/Defense — 0.0%

Lockheed Martin Corp. Senior Notes 5.50% due 11/18/39	40,000	39,193

Agricultural Chemicals — 0.0%

Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19	3,000	2,968
Terra Capital, Inc. Senior Notes 7.75% due 11/01/19	12,000	12,840

		15,808

Airlines — 0.1%

American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	4,000	4,000
Continental Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.50% due 06/15/11	15,000	15,000
United Air Lines, Inc. Company Guar. Notes 9.75% due 01/15/17	40,000	41,300
United Air Lines, Inc. Pass Through Certs. 12.00% due 01/15/16	55,000	54,037
United AirLines, Inc. Pass Through Certs. Series 2001-1 Class B 6.93% due 09/01/11	13,301	13,301

		127,638

Auction Houses/Art Dealers — 0.0%

KAR Auction Services, Inc. Company Guar. Notes 4.28% due 05/01/14(1)	16,000	14,920
KAR Auction Services, Inc. Company Guar. Notes 8.75% due 05/01/14	9,000	9,281

		24,201

Auto/Truck Parts & Equipment-Original — 0.0%

ArvinMeritor, Inc. Senior Notes 8.13% due 09/15/15	25,000	23,875

Auto/Truck Parts & Equipment-Replacement — 0.1%

Affinia Group, Inc. Senior Sec. Notes 10.75% due 08/15/16	15,000	16,256
Allison Transmission Senior Notes 11.00% due 11/01/15	25,000	26,250

		42,506

Banks-Commercial — 0.5%

BB&T Corp. Sub. Notes 0.57% due 05/23/17(1)	42,000	37,163
BB&T Corp. Senior Notes 3.38% due 09/25/13	30,000	30,236
KeyBank NA Sub. Notes 5.45% due 03/03/16	54,000	49,571
KeyBank NA Sub. Notes 7.41% due 10/15/27	16,000	16,326
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	120,000	119,190
Wachovia Bank NA Sub. Notes 5.00% due 08/15/15	149,000	152,233
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	51,000	52,167

		456,886

Banks-Fiduciary — 0.1%

State Street Capital Trust IV Company Guar. Notes 1.25% due 06/15/37(1)	80,000	53,939

Banks-Money Center — 0.1%

Chase Capital III Company Guar. Notes 0.81% due 03/01/27(1)	114,000	81,110

Banks-Super Regional — 0.7%

BAC Capital Trust XIII Bank Guar. Notes 0.65% due 03/15/12(1)(6)	164,000	101,300
BAC Capital Trust XV Bank Guar. Notes 1.06% due 06/01/56	40,000	25,639
Bank of America NA Senior Sub. Notes 5.30% due 03/15/17	115,000	112,710
National City Corp. Senior Notes 4.90% due 01/15/15	22,000	22,475
PNC Funding Corp. Bank Guar. Notes 4.25% due 09/21/15	30,000	30,603
PNC Preferred Funding Trust II Jr. Sub. Bonds 6.11% due 03/15/12*(6)(7)	45,000	31,717
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	35,000	34,694
USB Capital IX Company Guar. Notes 6.19% due 04/15/11(6)(7)	100,000	80,375
USB Capital XIII Trust Company Guar. Notes 6.63% due 12/15/39	80,000	81,307
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	35,000	35,787
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	95,000	98,485

		655,092

Beverages-Non-alcoholic — 0.2%

Bottling Group LLC Company Guar. Notes 6.95% due 03/15/14	67,000	77,091
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.35% due 12/21/12	77,000	77,082

		154,173

Brewery — 0.1%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/20	81,000	82,641

Broadcast Services/Program — 0.0%

Nexstar Broadcasting, Inc. Company Guar. Notes 0.50% due 01/15/14*(8)	20,842	15,631
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	7,000	5,259

		20,890

Cable/Satellite TV — 0.5%

CCH II LLC/CCH II Capital Corp. Senior Notes 13.50% due 11/30/16	57,845	68,112
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13†	33,000	33,866
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Notes 8.38% due 04/30/14†*	79,000	81,173

Comcast Corp. Company Guar. Notes 5.70% due 05/15/18	28,000	29,435
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	23,000	24,363
COX Communications, Inc. Notes 7.13% due 10/01/12	35,000	38,879
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	25,000	25,531
Time Warner Cable, Inc. Company Guar. Notes 3.50% due 02/01/15	70,000	69,156
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	28,000	29,419

		399,934

Casino Hotels — 0.1%

Harrahs Entertainment, Inc. Senior Sec. Notes 11.25% due 06/01/17	25,000	26,156
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	40,000	44,400
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	29,000	28,348

		98,904

Cellular Telecom — 0.0%

Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	5,000	5,025
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	25,000	25,344

		30,369

Chemicals-Diversified — 0.1%

Olin Corp. Senior Notes 8.88% due 08/15/19	35,000	37,538
Rohm & Haas Co. Notes 6.00% due 09/15/17	56,000	57,788

		95,326

Chemicals-Specialty — 0.0%

Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	20,000	19,550
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	13,000	12,513

		32,063

Coal — 0.1%

Arch Coal, Inc. Senior Notes 8.75% due 08/01/16	35,000	37,012
Drummond Co., Inc. Senior Notes 9.00% due 10/15/14	25,000	26,219

		63,231

Computer Services — 0.1%

Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	39,000	40,219
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	30,000	30,487
SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	25,000	25,625

		96,331

Consumer Products-Misc. — 0.1%

American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	45,000	44,888
Clorox Co. Senior Notes 3.55% due 11/01/15	35,000	34,602

		79,490

Containers-Metal/Glass — 0.1%

Ball Corp. Company Guar. Notes 7.13% due 09/01/16	36,000	36,900
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	25,000	25,687
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	25,000	25,688

		88,275

Containers-Paper/Plastic — 0.0%

Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	25,000	26,500

Cosmetics & Toiletries — 0.1%

Procter & Gamble Co. Senior Notes 4.60% due 01/15/14	43,000	45,785

Decision Support Software — 0.0%

Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	25,000	23,531

Direct Marketing — 0.0%

Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	45,000	30,656

Diversified Banking Institutions — 1.4%

Bank of America Corp. Sub. Notes 5.42% due 03/15/17	52,000	51,329
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	15,000	15,569
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	33,000	31,813
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	32,000	33,177
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	35,000	33,122
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	52,000	54,034
Citigroup, Inc. Global Sub. Notes 6.00% due 10/31/33	40,000	34,417
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	67,000	67,362
Citigroup, Inc. Senior Notes 6.38% due 08/12/14	35,000	36,642
Citigroup, Inc. Sub. Notes 7.25% due 10/01/10	70,000	72,527
GMAC LLC Senior Notes 6.00% due 12/15/11	50,000	49,000
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	126,000	124,110
GMAC LLC Sub. Notes 8.00% due 12/31/18*	135,000	118,800
JP Morgan Chase & Co. Senior Notes 3.70% due 01/20/15	44,000	44,130
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/10(7)	56,000	56,116
Morgan Stanley Senior Notes 4.20% due 11/20/14	123,000	123,086
Morgan Stanley Senior Notes 6.00% due 04/28/15	123,000	131,022
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	27,000	28,370
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	60,000	63,358
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	51,000	54,693
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	39,000	40,088

		1,262,765

Diversified Financial Services — 0.3%

CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/13	3,407	3,475
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/14	5,110	5,199
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/15	5,110	5,161
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/16	8,517	8,559
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/17	51,924	52,184
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	63,000	58,331
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	92,000	86,878

		219,787

Diversified Manufacturing Operations — 0.1%

Acuity Brands Lighting, Inc. Company Guar. Notes 6.00% due 12/15/19	70,000	67,298
General Electric Co. Senior Notes 5.25% due 12/06/17	22,000	22,481
Textron, Inc. Senior Notes 6.20% due 03/15/15	12,000	12,490

		102,269

Electric-Generation — 0.3%

Allegheny Energy Supply Co., LLC Senior Notes 6.75% due 10/15/39	64,000	60,920

Edison Mission Energy Senior Notes 7.20% due 05/15/19	65,000	49,238
The AES Corp. Senior Notes 8.00% due 10/15/17	60,000	61,575
The AES Corp. Senior Notes 8.88% due 02/15/11	85,000	88,612

		260,345

Electric-Integrated — 0.7%

Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	49,000	48,116
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	58,000	66,037
Consolidated Edison Co. of New York, Inc. Senior Notes 5.50% due 12/01/39	35,000	34,043
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	79,000	82,310
Entergy Texas, Inc. 1st Mtg. Notes 7.13% due 02/01/19	5,000	5,542
FirstEnergy Corp. Senior Notes 7.38% due 11/15/31	51,000	55,279
FirstEnergy Solutions Corp. Company Guar. Notes 6.80% due 08/15/39	72,000	72,720
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	35,000	33,250
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	40,254	41,461
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/19	98,000	109,411
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	65,000	69,553
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series B 10.25% due 11/01/15	5,000	4,050
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series A 10.25% due 11/01/15	35,000	28,350

		650,122

Electronic Components-Misc. — 0.0%

Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	25,000	26,250

Electronic Components-Semiconductors — 0.1%

Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	25,000	25,438
National Semiconductor Corp. Senior Notes 6.15% due 06/15/12	32,000	33,518
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	56,000	57,364

		116,320

Electronic Measurement Instruments — 0.1%

Agilent Technologies, Inc. Senior Notes 5.50% due 09/14/15	74,000	77,567

Electronics-Military — 0.1%

L-3 Communications Corp. Senior Notes 5.20% due 10/15/19*	46,000	45,500
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	20,000	20,075

		65,575

Finance-Auto Loans — 0.1%

Ford Motor Credit Co. LLC Senior Notes 7.50% due 08/01/12	50,000	50,423
PACCAR Financial Corp. Notes 1.95% due 12/17/12	42,000	41,492

		91,915

Finance-Commercial — 0.1%

Textron Financial Corp. Senior Notes 5.40% due 04/28/13	80,000	79,962

Finance-Consumer Loans — 0.0%

SLM Corp. Senior Notes 5.13% due 08/27/12	34,000	31,874

Finance-Investment Banker/Broker — 0.5%

Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(6)(9)(12)	27,000	8
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(9)(12)	26,000	5,070
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(9)(12)	30,000	9
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(9)(12)	38,000	11

Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	34,000	33,326
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	110,000	110,990
TD Ameritrade Holding Corp. Company Guar. Notes 2.95% due 12/01/12	110,000	108,744
The Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15	66,000	69,806
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	117,000	127,540

		455,504

Finance-Mortgage Loan/Banker — 0.1%

Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	70,000	71,201
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	40,000	40,852

		112,053

Food-Meat Products — 0.0%

Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	25,000	27,125

Food-Misc. — 0.1%

HJ Heinz Finance Co. Company Guar. Notes 7.13% due 08/01/39*	32,000	36,177
Kraft Foods, Inc. Senior Notes 6.75% due 02/19/14	56,000	61,927

		98,104

Food-Retail — 0.1%

Ahold Finance USA, LLC Company Guar. Notes 6.88% due 05/01/29	40,000	42,130

Funeral Services & Related Items — 0.1%

Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	25,000	23,688
Service Corp International Senior Notes 8.00% due 11/15/21	25,000	24,625

		48,313

Gambling (Non-Hotel) — 0.0%

Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	30,000	24,713

Gas-Distribution — 0.1%

Sempra Energy Senior Notes 6.50% due 06/01/16	48,000	52,056

Gas-Transportation — 0.1%

Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	75,000	62,438

Home Furnishings — 0.0%

Simmons Co. Senior Disc. Notes 10.00% due 12/15/14†(2)(12)	1,000	80

Hotels/Motels — 0.1%

Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	25,000	23,250
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.75% due 05/15/18	55,000	55,137

		78,387

Independent Power Producers — 0.1%

Calpine Corp. Notes 8.75% due 07/15/13†(10)(11)	175,000	0
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	55,000	55,069

		55,069

Insurance Brokers — 0.1%

Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	60,000	61,510
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	25,000	22,781

		84,291

Insurance-Life/Health — 0.3%

Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	36,000	35,764
Monumental Global Funding II Senior Sec. Notes 5.65% due 07/14/11*	66,000	68,721
Principal Life Income Funding Trusts Senior Sec. Notes 0.46% due 11/08/13(1)	55,000	52,062
Prudential Financial, Inc. Notes 4.75% due 09/17/15	32,000	32,448
Prudential Financial, Inc. Senior Notes 6.00% due 12/01/17	23,000	23,729
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	30,000	32,276

Unum Group Senior Notes 7.13% due 09/30/16	35,000	36,263

		281,263

Insurance-Multi-line — 0.3%

Genworth Financial, Inc. Notes 5.75% due 06/15/14	30,000	28,692
Genworth Financial, Inc. Senior Notes 8.63% due 12/15/16	35,000	36,310
Hartford Financial Services Group, Inc. Senior Notes 6.10% due 10/01/41	35,000	27,971
MetLife, Inc. Senior Notes 6.75% due 06/01/16	35,000	39,195
Metropolitan Life Global Funding I Notes 2.88% due 09/17/12*	70,000	70,567
Nationwide Mutual Insurance Co. Notes 9.38% due 08/15/39*	50,000	52,783

		255,518

Insurance-Mutual — 0.1%

Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87	88,000	72,600

Insurance-Property/Casualty — 0.0%

Markel Corp. Senior Notes 7.13% due 09/30/19	30,000	30,977

Investment Management/Advisor Services — 0.1%

BlackRock, Inc. Senior Notes 2.25% due 12/10/12	70,000	69,694

Medical Instruments — 0.2%

Boston Scientific Corp. Senior Notes 4.50% due 01/15/15	80,000	80,163
Boston Scientific Corp. Senior Notes 5.50% due 11/15/15	43,000	46,225
Boston Scientific Corp. Senior Notes 7.38% due 01/15/40	79,000	84,875

		211,263

Medical Products — 0.1%

CareFusion Corp. Senior Notes 4.13% due 08/01/12*	40,000	41,237
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	40,000	43,450

		84,687

Medical-Biomedical/Gene — 0.1%

Amgen, Inc. Senior Notes 5.85% due 06/01/17	70,000	76,493

Medical-Drugs — 0.2%

Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	15,000	16,181
Wyeth Bonds 5.50% due 02/01/14	126,000	137,274

		153,455

Medical-Generic Drugs — 0.1%

Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	69,000	71,194

Medical-HMO — 0.1%

Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16	25,000	24,375
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	35,000	36,267

		60,642

Medical-Hospitals — 0.2%

Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	55,000	56,925
HCA, Inc. Senior Notes 7.50% due 11/15/95	50,000	39,506
HCA, Inc. Senior Notes 8.50% due 04/15/19*	70,000	75,425
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	25,000	26,844

		198,700

Metal-Copper — 0.1%

Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	37,000	40,515

Mining — 0.0%

Newmont Mining Corp. Company Guar. Notes 6.25% due 10/01/39	30,000	30,036

Multimedia — 0.2%

News America, Inc. Company Guar. Notes 6.15% due 03/01/37	42,000	41,785

News America, Inc. Company Guar. Notes 6.90% due 08/15/39*	40,000	43,635
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	56,000	66,945

		152,365

Networking Products — 0.0%

Cisco Systems, Inc. Senior Notes 5.50% due 01/15/40	40,000	38,248

Non-Hazardous Waste Disposal — 0.3%

Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	35,000	37,275
Allied Waste North America, Inc. Company Guar. Notes 7.25% due 03/15/15	82,000	85,690
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	73,000	72,545
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	29,000	31,903

		227,413

Office Automation & Equipment — 0.4%

Pitney Bowes, Inc. Senior Notes 5.25% due 01/15/37	234,000	238,623
Xerox Corp. Senior Notes 4.25% due 02/15/15	52,000	51,637
Xerox Corp. Senior Notes 6.75% due 12/15/39	49,000	49,369

		339,629

Oil Companies-Exploration & Production — 0.3%

Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	175,000	178,062
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	30,000	29,400
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	83,000	89,888

		297,350

Oil Companies-Integrated — 0.3%

ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/29	39,000	44,208
Hess Corp. Senior Notes 6.00% due 01/15/40	80,000	79,220
Hess Corp. Senior Notes 7.88% due 10/01/29	80,000	95,948

		219,376

Paper & Related Products — 0.0%

Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	30,000	30,375
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	10,000	10,125

		40,500

Physicians Practice Management — 0.1%

US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	55,000	57,750

Pipelines — 0.4%

Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	95,000	95,950
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	45,000	43,425
Enterprise Products Operating LLC Company Guar. Notes 4.60% due 08/01/12	35,000	36,963
Plains All American Pipeline, LP/PAA Finance Corp. Senior Notes 4.25% due 09/01/12	58,000	59,855
Plains All American Pipeline, LP/PAA Finance Corp. Company Guar. Notes 5.75% due 01/15/20	37,000	37,027
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	90,000	103,232

		376,452

Publishing-Periodicals — 0.0%

The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17†(9)(12)	25,000	250

Real Estate Management/Services — 0.1%

AMB Property LP Company Guar. Notes 6.63% due 12/01/19	35,000	34,329
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	25,000	27,750

		62,079

Recycling — 0.0%

Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(9)(12)(13)	45,000	235

Rental Auto/Equipment — 0.0%

RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	40,000	40,050

Research & Development — 0.0%

Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	52,000	39,520

Retail-Drug Store — 0.0%

CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32	32,000	33,520

Retail-Regional Department Stores — 0.0%

Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	15,000	13,650

Retail-Restaurants — 0.1%

Brinker International, Inc. Senior Notes 5.75% due 06/01/14	25,000	24,514
Wendy’s/Arby’s Restaurants LLC Company Guar. Notes 10.00% due 07/15/16	25,000	27,250

		51,764

Rubber-Tires — 0.0%

The Goodyear Tire & Rubber Co. Senior Notes 9.00% due 07/01/15	25,000	26,000

Savings & Loans/Thrifts — 0.0%

Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	35,000	31,125

Special Purpose Entities — 0.1%

Capital One Capital VI Company Guar. Notes 8.88% due 05/15/40	84,000	89,460
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	20,000	14,600
TECO Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	24,000	24,629

		128,689

Steel-Producers — 0.1%

AK Steel Corp. Company Guar. Notes 7.75% due 06/15/12	40,000	40,400
Steel Dynamics, Inc. Senior Notes 7.75% due 04/15/16	40,000	41,650

		82,050

Storage/Warehousing — 0.0%

Mobile Mini, Inc. Company Guar. Notes 9.75% due 08/01/14	25,000	26,000

Telecom Services — 0.2%

PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	25,000	24,062
Qwest Corp. Senior Notes 7.50% due 10/01/14	65,000	67,519
Qwest Corp. Senior Notes 8.88% due 03/15/12	80,000	86,000

		177,581

Telephone-Integrated — 0.4%

AT&T, Inc. Senior Notes 5.63% due 06/15/16	35,000	37,598
CenturyTel, Inc. Senior Notes 7.60% due 09/15/39	93,000	95,310
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	14,000	13,825
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	25,000	24,563
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15*	5,000	5,138
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	66,000	54,862
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	8,000	7,540
Verizon Pennsylvania, Inc. Senior Notes 8.35% due 12/15/30	45,000	49,609
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	35,000	36,346

		324,791

Television — 0.0%

Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	5,000	4,919
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	28,000	30,199
Paxson Communications Corp. Senior Sec. Notes 7.38% due 01/15/13†*(9)(12)	40,847	664

Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(9)(12)	25,000	87

		35,869

Transport-Air Freight — 0.3%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	328,672	256,364

Transport-Equipment & Leasing — 0.1%

GATX Corp. Notes 4.75% due 10/01/12	50,000	51,057

Transport-Rail — 0.1%

CSX Corp. Senior Notes 6.15% due 05/01/37	40,000	40,527
CSX Corp. Senior Notes 6.75% due 03/15/11	25,000	26,552

		67,079

Transport-Services — 0.1%

PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	70,000	67,637

Total U.S. CORPORATE BONDS & NOTES (cost $11,728,338)		11,914,791

FOREIGN CORPORATE BONDS & NOTES — 3.0%
Banks-Commercial — 0.8%

ANZ National International, Ltd. Company Guar. Notes 2.38% due 12/21/12	60,000	59,563
Barclays Bank PLC Senior Notes 2.50% due 01/23/13	102,000	101,883
Barclays Bank PLC Senior Notes 5.00% due 09/22/16	30,000	30,654
Barclays Bank PLC Jr. Sub. Notes 5.93% due 12/31/16*(6)(7)	80,000	60,000
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC Senior Notes 2.13% due 12/21/12	70,000	69,639
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 4.15% due 03/30/10(6)	109,000	66,490
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*	80,000	82,786
Standard Chartered PLC Senior Notes 5.50% due 11/18/14*	100,000	105,285
Westpac Banking Corp. Sub. Notes 0.84% due 03/31/10(1)(6)	160,000	98,000
Westpac Banking Corp. Senior Notes 4.20% due 02/27/15	35,000	35,576

		709,876

Banks-Money Center — 0.1%

Bank of Scotland PLC Senior Sub. Notes 0.69% due 05/28/10(1)(6)	110,000	53,350

Beverages-Non-alcoholic — 0.0%

Coca-Cola Amatil, Ltd. Company Guar. Notes 3.25% due 11/02/14	36,000	35,540

Broadcast Services/Program — 0.0%

Grupo Televisa SA Senior Notes 6.63% due 01/15/40	35,000	34,321

Containers-Metal/Glass — 0.1%

Rexam PLC Senior Notes 6.75% due 06/01/13*	51,000	53,947

Diversified Banking Institutions — 0.1%

Credit Agricole SA Jr. Sub. Notes 6.64% due 05/29/17*(6)(7)	71,000	57,510

Diversified Minerals — 0.1%

Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	50,000	58,250

Electric-Integrated — 0.4%

Electricite de France Notes 5.50% due 01/26/14	23,000	25,003
Electricite de France Notes 6.50% due 01/26/19*	41,000	46,027
Electricite de France Notes 6.95% due 01/26/39*	38,000	44,942
Enel Finance International SA Company Guar. Notes 6.00% due 10/07/39*	160,000	160,847
TransAlta Corp. Senior Notes 4.75% due 01/15/15	56,000	56,390

		333,209

Electronic Components-Misc. — 0.0%

Flextronics International, Ltd. Senior Sub. Notes 6.50% due 05/15/13	25,000	25,031

Finance-Other Services — 0.1%

BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	50,000	51,371

Iberdrola Finance Ireland, Ltd. Company Guar. Notes 5.00% due 09/11/19*	39,000	38,811

		90,182

Insurance-Multi-line — 0.1%

Aegon NV Sub. Notes 3.57% due 07/29/14(6)	86,000	43,619
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	56,000	54,842
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	36,000	33,655

		132,116

Metal-Diversified — 0.2%

Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12	49,000	52,640
Inco, Ltd. Senior Notes 7.75% due 05/15/12	35,000	38,510
Noranda, Inc. Notes 6.00% due 10/15/15	44,000	46,990

		138,140

Oil Companies-Exploration & Production — 0.1%

Nexen, Inc. Senior Notes 5.88% due 03/10/35	42,000	39,651
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	50,000	41,000

		80,651

Oil Companies-Integrated — 0.0%

Total Capital SA Company Guar. Notes 3.13% due 10/02/15	34,000	33,486

Paper & Related Products — 0.0%

PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14	25,000	26,951

Printing-Commercial — 0.0%

Quebecor World Capital Corp. Company Guar. Notes 6.50% due 08/01/27†(10)(11)	30,000	0

Satellite Telecom — 0.0%

Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.50% due 02/01/15(2)	15,000	15,413
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	25,000	25,875

		41,288

Special Purpose Entities — 0.5%

Aries Vermoegensverwaltungs GmbH Sec. Notes 9.60% due 10/25/14	250,000	313,750
SMFG Preferred Capital, Ltd. Sub. Notes 6.08% due 01/29/17*(6)(7)	121,000	103,955

		417,705

Telephone-Integrated — 0.2%

Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	105,000	108,830
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	106,000	110,828

		219,658

Transport-Rail — 0.2%

Canadian National Railway Co. Senior Notes 6.38% due 10/15/11	130,000	141,183
Canadian National Railway Co. Senior Notes 6.90% due 07/15/28	39,000	44,990

		186,173

Total Foreign Corporate Bonds & Notes (cost $2,730,831)		2,727,384

FOREIGN GOVERNMENT AGENCIES — 0.2%
Sovereign — 0.2%

United Mexican States Notes 5.95% due 03/19/19 (cost $160,875)	150,000	158,625

U.S. GOVERNMENT AGENCIES — 15.4%
Federal Home Loan Mtg. Corp. — 7.6%

4.50% due 01/01/39	147,959	147,758
5.00% due 05/01/34	630,099	648,149
5.00% due 06/01/34	590,913	607,840
5.00% due 07/01/35	76,259	78,348
5.00% due 10/01/35	411,469	422,741
5.00% due 11/01/35	274,454	281,973
5.00% due 11/01/36	26,861	27,575
5.00% due 03/01/38	180,819	185,632
5.50% due 07/01/34	355,365	373,836
5.50% due 09/01/37	163,394	171,350
5.50% due 01/01/38	389,884	409,175
5.50% due 07/01/38	386,209	405,017
5.79% due 01/01/37(1)	275,918	293,901
5.94% due 10/01/36(1)	405,642	430,437
6.00% due 12/01/33	59,490	63,729
6.00% due 10/01/37	237,764	252,550
6.50% due 03/01/36	180,119	193,009
6.50% due 05/01/36	5,156	5,525
6.50% due 11/01/37	103,057	110,410
7.00% due 04/01/32	94,930	104,460
REMIC

Series 3102, Class PG 5.00% due 11/15/28	304,000	320,296
Series 3317, Class PD 5.00% due 09/15/31	390,000	409,424
Series 3116, Class PD 5.00% due 10/15/34	615,000	633,414
Series 3349, Class HB 5.50% due 06/15/31	232,000	245,572

		6,822,121

Federal National Mtg. Assoc. — 4.2%
4.50% due 01/01/39	145,712	145,605
5.00% due 03/15/16	47,000	51,088
5.00% due 08/01/18	84,591	89,122
5.00% due 07/01/37	99,804	102,538
5.50% due 11/01/22	141,689	150,141
5.50% due 12/01/33	599,487	630,086
5.50% due 02/01/36(1)	197,576	207,061
5.50% due 11/01/36	161,459	169,321
5.50% due 06/01/38	414,202	434,049
5.50% due 08/01/38	6,555	6,869
6.00% due 12/01/33	59,835	63,911
6.00% due 07/01/38	440,421	466,915
6.00% due 09/01/38	438,491	465,143
6.50% due 09/01/32	202,729	219,074
6.50% due 07/01/36	80,137	85,997
6.50% due 10/01/37	79,069	84,764
REMIC Series 2005-12, Class BE 5.00% due 11/25/30	385,000	402,190

		3,773,874

Government National Mtg. Assoc. — 3.6%
5.00% due 08/15/39	2,472,851	2,547,722
5.50% due 05/15/33	280,856	296,359
5.50% due 12/15/33	225,304	237,742
7.50% due 01/15/32	83,169	93,738

		3,175,561

Total U.S. Government Agencies (cost $13,352,403)		13,771,556

U.S. GOVERNMENT TREASURIES — 3.1%
United States Treasury Bonds — 0.6%
3.50% due 02/15/39	53,000	43,410
4.25% due 05/15/39	87,000	81,617
4.50% due 05/15/38	38,000	37,210
4.50% due 08/15/39	164,000	160,284
5.25% due 11/15/28	107,000	115,945
8.13% due 08/15/19	33,000	44,416

		482,882

United States Treasury Notes — 2.5%
1.13% due 12/15/12	35,000	34,439
2.00% due 11/30/13	108,000	107,426
2.13% due 11/30/14	42,000	41,006
2.38% due 09/30/14	23,000	22,806
2.75% due 02/28/13	45,000	46,364
2.75% due 11/30/16	35,000	33,696
2.75% due 02/15/19	105,000	96,666
2.88% due 01/31/13	446,000	461,784
3.00% due 08/31/16	21,000	20,654
3.38% due 07/31/13	102,000	107,068
3.38% due 11/15/19	129,000	124,083
3.50% due 02/15/18	97,000	96,204
3.63% due 06/15/10	300,000	304,582
3.63% due 08/15/19	21,000	20,646
3.75% due 11/15/18	102,000	101,992
3.88% due 05/15/18	31,000	31,477
4.00% due 08/15/18	206,000	210,394
4.25% due 08/15/15	24,000	25,687
4.25% due 11/15/17	150,000	157,219
4.50% due 11/15/15	200,000	216,578

		2,260,771

Total U.S. Government Treasuries (cost $2,803,577)		2,743,653

Total Long-Term Investment Securities (cost $79,972,639)		85,013,677

REPURCHASE AGREEMENTS — 4.6%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 12/31/09, to be repurchased 01/04/09 in the amount of $2,412,001 and collateralized by $2,365,000 of Federal Home Loan Bank, bearing interest at 4.38% due 09/17/10 and having an approximate value of $2,460,310	2,412,000	2,412,000
State Street Bank and Trust Co. Joint Repurchase Agreement(14)	1,669,000	1,669,000

Total Repurchase Agreements (cost $4,081,000)		4,081,000

TOTAL INVESTMENTS (cost $84,053,639)(15)	99.8%	89,094,677
Other assets less liabilities	0.2	209,795

NET ASSETS	100.0%	$89,304,472

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2009, the aggregate value of these securities was $1,896,993 representing 2.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2009.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	Commercial Mortgage Backed Security
(4)	Collateralized Mortgage Obligation
(5)	Variable Rate Security – the rate reflected is as of December 31, 2009, maturity date reflects the stated maturity date.
(6)	Perpetual maturity – maturity date reflects the next call date.
(7)	Variable Rate Security – the rate reflected is as of December 31, 2009, maturity date reflects next reset date.
(8)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(9)	Bond in default.
(10)	Illiquid security. At December 31, 2009, the aggregate value of these securities was $0 representing 0% of net assets.
(11)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(12)	Company has filed for Chapter 11 bankruptcy protection.
(13)	Income may be received in cash or additional shares at the discretion of the issuer.
(14)	See Note 2 for details of Joint Repurchase Agreement.
(15)	See Note 3 for cost of investment on a tax basis.

ADR — American Depository Receipt

REMIC — Real Estate Mortgage Investment Conduit

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$50,980,215	$—	$—	$50,980,215
Exchange-Traded Fund	445,068	—	—	445,068
Preferred Stock	873,639	—	—	873,639
Asset Backed Securities	—	1,398,746	—	1,398,746
U.S. Corporate Bonds & Notes	—	11,639,427	275,364	11,914,791
Foreign Corporate Bonds & Notes	—	2,727,384	0	2,727,384
Foreign Government Agencies	—	158,625	—	158,625
U.S. Government Agencies	—	13,771,556	—	13,771,556
U.S. Government Treasuries	2,743,653	—	—	2,743,653
Repurchase Agreement	—	4,081,000	—	4,081,000

Total	$55,042,575	$33,776,738	$275,364	$89,094,677

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 9/30/2009	$285,224	$0
Accrued discounts/premiums	—	—
Realized gain(loss)	3,008	—
Change in unrealized appreciation(depreciation)	8,432	—
Net purchases(sales)	(21,300)	—
Transfers in and/or out of Level 3	—	—

Balance as of 12/31/2009	$275,364	$0

See Notes to Portfolio of Investments

SunAmerica International Equity Fund

PORTFOLIO OF INVESTMENTS—December 31, 2009 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 93.2%
Australia — 5.4%

Asciano Group†(1)	1,585,380	$2,559,542
Australia and New Zealand Banking Group, Ltd.(1)	152,470	3,102,124
Incitec Pivot, Ltd.(1)	934,110	2,960,275

		8,621,941

Bermuda — 0.0%

Peace Mark Holdings, Ltd.†(2)(3)	800,000	0
Peregrine Investments Holdings, Ltd.†(2)(3)	91,000	0

		0

Brazil — 7.3%

Cosan SA Industria e Comercio†(1)	178,950	2,608,757
Gerdau SA ADR	92,980	1,583,449
Itau Unibanco Holding SA ADR	110,770	2,529,987
MRV Engenharia e Participacoes SA(1)	262,890	2,098,558
Petroleo Brasileiro SA ADR	61,110	2,913,725

		11,734,476

Canada — 5.3%

Talisman Energy, Inc.	108,500	2,042,707
Tim Hortons, Inc.	66,410	2,040,209
Toronto-Dominion Bank	71,298	4,496,645

		8,579,561

Cayman Islands — 1.8%

Baidu, Inc. ADR†	3,080	1,266,589
China Mengniu Dairy Co., Ltd.†(1)	444,650	1,589,684

		2,856,273

China — 1.7%

Anhui Conch Cement Co., Ltd.(1)	214,000	1,368,100
China Merchants Bank Co., Ltd.(1)	543,130	1,408,987

		2,777,087

France — 6.4%

BNP Paribas(1)	70,666	5,576,510
GDF Suez(1)	55,166	2,393,308
Publicis Groupe SA(1)	58,806	2,385,575

		10,355,393

Germany — 10.7%

Bayer AG(1)	42,355	3,385,228
GEA Group AG(1)	106,090	2,361,975
HeidelbergCement AG(1)	42,851	2,947,536
Infineon Technologies AG†(1)	435,200	2,402,551
Linde AG(1)	25,406	3,057,994
Muenchener Rueckversicherungs AG(1)	4,860	757,611
Siemens AG(1)	24,564	2,253,082

		17,165,977

India — 0.5%

Punjab National Bank, Ltd.(1)	43,980	853,652

Indonesia — 1.3%

Bank Mandiri Tbk PT(1)	4,118,230	2,062,545

Ireland — 1.3%

Dragon Oil PLC†(1)	330,220	2,071,251

Italy — 3.0%

Intesa Sanpaolo SpA†(1)	1,076,391	4,822,910

Japan — 12.8%

Aisin Seiki Co., Ltd.(1)	39,300	1,123,254
Daicel Chemical Industries, Ltd.(1)	132,000	770,741
Denki Kagaku Kogyo Kabushiki Kaisha(1)	197,000	880,974
East Japan Railway Co.(1)	15,100	952,808
Hitachi Chemical Co., Ltd.(1)	44,900	903,826
Hitachi Metals, Ltd.(1)	94,000	895,081
Kubota Corp.(1)	106,000	974,758
Kuraray Co., Ltd.(1)	91,500	1,071,053
Mitsubishi UFJ Financial Group, Inc.(1)	227,600	1,114,372
Mitsui & Co., Ltd.(1)	84,700	1,199,107
NGK Insulators, Ltd.(1)	35,000	761,567
Nidec Corp.(1)	14,800	1,360,862
Nissan Motor Co., Ltd.†(1)	119,500	1,044,430
Nomura Holdings, Inc.(1)	86,200	635,257
NTT DoCoMo, Inc.(1)	708	986,258
Rinnai Corp.(1)	24,500	1,178,324
Rohm Co., Ltd.(1)	16,800	1,090,966
Sumitomo Corp.(1)	70,400	708,581
Suzuki Motor Corp.(1)	35,200	864,341
Tokyo Electron, Ltd.(1)	15,900	1,016,696
Unicharm Corp.(1)	11,500	1,076,593

		20,609,849

Luxembourg — 0.6%

Evraz Group SA GDR	32,860	928,295

Russia — 1.3%

Sberbank(1)	761,670	2,130,207

Singapore — 3.4%

DBS Group Holdings, Ltd.(1)	302,900	3,293,399
Sembcorp Marine, Ltd.(1)	811,844	2,115,616

		5,409,015

South Korea — 4.5%

Hyundai Motor Co.(1)	11,340	1,170,651
LG Electronics, Inc.(1)	11,320	1,173,397
POSCO(1)	2,970	1,563,516
Samsung Electro-Mechanics Co., Ltd.(1)	22,950	2,104,784
Shinhan Financial Group Co., Ltd.†(1)	34,140	1,267,744

		7,280,092

Spain — 1.6%

Iberdrola Renovables SA(1)	531,048	2,530,096

Sweden — 2.7%

Svenska Handelsbanken AB, Class A(1)	152,400	4,358,564

Switzerland — 5.7%

Clariant AG†(1)	212,593	2,496,949
Novartis AG(1)	67,058	3,653,470
Zurich Financial Services AG(1)	14,237	3,095,503

		9,245,922

Taiwan — 2.2%

Hon Hai Precision Industry Co., Ltd. GDR	373,211	3,582,826

Turkey — 1.1%

Turkiye Halk Bankasi AS(1)	218,975	1,743,549

United Kingdom — 12.6%

BT Group PLC(1)	947,632	2,051,834
Cairn Energy PLC†(1)	463,390	2,469,486
Diageo PLC(1)	177,300	3,092,001
Kingfisher PLC(1)	861,442	3,157,777
Rio Tinto PLC(1)	63,498	3,422,312
Royal Dutch Shell PLC, Class A (London)	140,967	4,263,956
Thomas Cook Group PLC(1)	505,895	1,878,791

		20,336,157

Total Common Stock (cost $134,915,274)		150,055,638

PREFERRED STOCK — 2.1%
Germany — 2.1%

Fresenius SE (1) (cost $2,750,192)	46,986	3,357,952

EXCHANGE-TRADED FUNDS — 1.9%
United States — 1.0%

iShares MSCI Canada Index Fund	58,878	1,550,258

France — 0.9%

streetTRACKS MSCI Europe†(1)	10,030	1,496,885

Total Exchange-Traded Funds (cost $2,838,502)		3,047,143

Total Long-Term Investment Securities (cost $140,503,968)		156,460,733

REPURCHASE AGREEMENT — 2.0%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 12/31/09, to be repurchased 01/04/09 in the amount of $3,261,002 and collateralized by $3,330,000 of U.S. Treasury Bills, bearing interest at 0.00% due 01/14/10 and having approximate value of $3,330,000 (cost $3,261,000)	$3,261,000	3,261,000

TOTAL INVESTMENTS (cost $143,764,968) (4)	99.2%	159,721,733
Other assets less liabilities	0.8	1,213,026

NET ASSETS	100.0%	$160,934,759

†	Non-income producing security
(1)	Security was valued using fair value procedures at December 31, 2009. The aggregate value of these securities was $129,262,087 representing 80.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At December 31, 2009, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

GDR — Global Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Australia	$—	$8,621,941	+	$—	$8,621,941
Brazil	7,027,161	4,707,315	+	—	11,734,476
Canada	8,579,561	—		—	8,579,561
France	—	10,355,393	+	—	10,355,393
Germany	—	17,165,977	+	—	17,165,977
Japan	—	20,609,849	+	—	20,609,849
Switzerland	—	9,245,922	+	—	9,245,922
United Kingdom	4,263,956	16,072,201	+	—	20,336,157
Other Countries*	5,777,710	37,628,652	+	0	43,406,362
Preferred Stock	—	3,357,952	+	—	3,357,952
Exchange-Traded Funds	1,550,258	1,496,885	+	—	3,047,143
Repurchase Agreement	—	3,261,000		—	3,261,000

Total	$27,198,646	$132,523,087		$0	$159,721,733

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.
+	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (See Note 2)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 9/30/2009	$0
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)	—
Net purchases(sales)	—
Transfers in and/or out of Level 3	—

Balance as of 12/31/2009	$0

See Notes to Portfolio of Investments

Industry Allocation*
Banks-Commercial	19.1%
Electronic Components-Misc.	4.8
Oil Companies-Integrated	4.5
Diversified Banking Institutions	4.1
Oil Companies-Exploration & Production	4.1
Chemicals-Diversified	3.2
Building Products-Cement	2.7
Steel-Producers	2.5
Medical-Drugs	2.3
Electronic Components-Semiconductors	2.2
Metal-Diversified	2.1
Medical Products	2.1
Chemicals-Specialty	2.0
Repurchase Agreement	2.0
Retail-Building Products	2.0
Insurance-Multi-line	1.9
Beverages-Wine/Spirits	1.9
Auto-Cars/Light Trucks	1.9
Industrial Gases	1.9
Index Fund	1.9
Agricultural Chemicals	1.8
Sugar	1.6
Transport-Services	1.6
Energy-Alternate Sources	1.6
Electric-Integrated	1.5
Advertising Services	1.5
Diversified Operations	1.5
Diversified Manufacturing Operations	1.4
Shipbuilding	1.3
Building-Residential/Commercial	1.3
Telephone-Integrated	1.3
Retail-Restaurants	1.3
Import/Export	1.2
Travel Services	1.2
Food-Dairy Products	1.0
Diversified Financial Services	0.8
Internet Content-Information/News	0.8
Building Products-Air & Heating	0.7
Electric Products-Misc.	0.7
Auto/Truck Parts & Equipment-Original	0.7
Cosmetics & Toiletries	0.7
Textile-Products	0.7
Semiconductor Equipment	0.6
Cellular Telecom	0.6
Machinery-Farming	0.6
Transport-Rail	0.6
Steel-Specialty	0.5
Insurance-Reinsurance	0.5
Finance-Investment Banker/Broker	0.4

99.2%

*	Calculated as a percentage of net assets

SunAmerica Value Fund

PORTFOLIO OF INVESTMENTS—December 31, 2009 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 96.1%
Aerospace/Defense — 5.7%

General Dynamics Corp.	51,400	$3,503,938
Raytheon Co.	71,700	3,693,984
The Boeing Co.	46,000	2,489,980

		9,687,902

Aerospace/Defense-Equipment — 2.1%

United Technologies Corp.	51,400	3,567,674

Applications Software — 1.8%

Microsoft Corp.	98,900	3,015,461

Banks-Fiduciary — 1.6%

State Street Corp.	64,000	2,786,560

Banks-Super Regional — 2.1%

Wells Fargo & Co.	132,400	3,573,476

Beverages-Non-alcoholic — 1.7%

PepsiCo, Inc.	48,000	2,918,400

Cable/Satellite TV — 1.5%

Comcast Corp., Class A	151,600	2,555,976

Computers — 2.3%

Hewlett-Packard Co.	40,900	2,106,759
International Business Machines Corp.	13,300	1,740,970

		3,847,729

Consumer Products-Misc. — 1.0%

Kimberly-Clark Corp.	26,800	1,707,428

Cosmetics & Toiletries — 1.6%

The Procter & Gamble Co.	43,700	2,649,531

Diversified Banking Institutions — 10.1%

Bank of America Corp.	341,100	5,136,966
Citigroup, Inc.	467,200	1,546,432
JPMorgan Chase & Co.	120,100	5,004,567
Morgan Stanley	85,600	2,533,760
The Goldman Sachs Group, Inc.	17,100	2,887,164

		17,108,889

Diversified Manufacturing Operations — 3.0%

General Electric Co.	338,200	5,116,966

Electric-Integrated — 4.5%

Exelon Corp.	50,100	2,448,387
FPL Group, Inc.	48,200	2,545,924
PG&E Corp.	56,800	2,536,120

		7,530,431

Electronic Components-Semiconductors — 1.1%

Intel Corp.	88,700	1,809,480

Enterprise Software/Service — 1.1%

Oracle Corp.	75,000	1,840,500

Food-Misc. — 3.1%

H.J. Heinz Co.	61,400	2,625,464
Kraft Foods, Inc., Class A	95,500	2,595,690

		5,221,154

Insurance-Multi-line — 3.7%

MetLife, Inc.	100,700	3,559,745
The Allstate Corp.	91,000	2,733,640

		6,293,385

Insurance-Property/Casualty — 1.6%

Chubb Corp.	55,000	2,704,900

Medical Products — 2.1%

Johnson & Johnson	55,300	3,561,873

Medical-Drugs — 6.0%

Abbott Laboratories	54,600	2,947,854
Merck & Co., Inc.	90,700	3,314,178
Pfizer, Inc.	215,900	3,927,221

		10,189,253

Medical-HMO — 2.1%

UnitedHealth Group, Inc.	118,700	3,617,976

Multimedia — 2.0%

The Walt Disney Co.	55,000	1,773,750
Viacom, Inc., Class B†	55,000	1,635,150

		3,408,900

Networking Products — 1.2%

Cisco Systems, Inc.†	81,900	1,960,686

Oil & Gas Drilling — 3.2%

Transocean, Ltd.†	64,800	5,365,440

Oil Companies-Exploration & Production — 1.1%

Occidental Petroleum Corp.	22,000	1,789,700

Oil Companies-Integrated — 11.7%

Chevron Corp.	67,100	5,166,029
ConocoPhillips	84,200	4,300,094
Exxon Mobil Corp.	81,100	5,530,209
Marathon Oil Corp.	150,600	4,701,732

		19,698,064

Oil-Field Services — 1.1%

Halliburton Co.	60,000	1,805,400

Paper & Related Products — 1.0%

International Paper Co.	65,000	1,740,700

Retail-Building Products — 2.0%

Lowe’s Cos., Inc.	142,800	3,340,092

Retail-Discount — 3.1%

Target Corp.	54,400	2,631,328
Wal-Mart Stores, Inc.	48,200	2,576,290

		5,207,618

Retail-Restaurants — 1.5%

McDonald’s Corp.	40,900	2,553,796

Telephone-Integrated — 5.4%

AT&T, Inc.	191,950	5,380,359
Verizon Communications, Inc.	112,400	3,723,812

		9,104,171

Tobacco — 1.0%

Philip Morris International, Inc.	36,000	1,734,840

Transport-Rail — 2.0%

Union Pacific Corp.	54,000	3,450,600

Total Long-Term Investment Securities (cost $154,872,016)		162,464,951

REPURCHASE AGREEMENT — 4.1%

State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $6,913,000)	$6,913,000	6,913,000

TOTAL INVESTMENTS (cost $161,785,016)(2)	100.2%	169,377,951
Liabilities in excess of other assets	(0.2)	(411,227)

NET ASSETS	100.0%	$168,966,724

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense	$9,687,902	$—	$—	$9,687,902
Diversified Banking Institutions	17,108,889	—	—	17,108,889
Medical-Drugs	10,189,253	—	—	10,189,253
Oil Companies-Integrated	19,698,064	—	—	19,698,064
Telephone-Intergated	9,104,171	—	—	9,104,171
Other Industries*	96,676,672	—	—	96,676,672
Repurchase Agreement	—	6,913,000	—	6,913,000

Total	$162,464,951	$6,913,000	$—	$169,377,951

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

SunAmerica International Small Cap Fund

PORTFOLIO OF INVESTMENTS—December 31, 2009 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 86.5%
Australia — 5.2%

Ansell, Ltd.(1)	21,058	$205,349
Asciano Group†(1)	175,640	283,565
Bendigo and Adelaide Bank, Ltd.(1)	59,997	525,980
Billabong International, Ltd.(1)	11,271	109,577
carsales.com.au, Ltd.†(1)	74,959	359,183
Centamin Egypt, Ltd.†(1)	136,392	267,840
Centennial Coal Co., Ltd.(1)	26,974	95,837
CSR, Ltd.(1)	409,581	658,776
Domino’s Pizza Enterprises, Ltd.(1)	40,499	196,066
Emeco Holdings, Ltd.(1)	190,000	133,267
Nufarm, Ltd.(1)	25,519	249,314
MacArthur Coal, Ltd.(1)	19,859	197,993
Premier Investments, Ltd.(1)	9,394	69,527
South Australia Coal Corp.(2)	11,316	1,016
Webjet, Ltd.(1)	46,563	83,666

		3,436,956

Austria — 0.1%

bwin Interactive Entertainment AG†(1)	1,118	66,616

Bermuda — 2.3%

China Gas Holdings, Ltd.(1)	774,000	418,746
China Yurun Food Group, Ltd.(1)	77,000	227,233
Digital China Holdings, Ltd.(1)	43,000	57,096
Huabao International Holdings, Ltd.(1)	145,000	156,536
Kerry Properties, Ltd.(1)	11,500	58,067
Lancashire Holdings, Ltd.(1)	40,574	291,343
Pacific Basin Shipping, Ltd.(1)	182,000	130,250
Peace Mark Holdings, Ltd.†(2)(3)	8,000	0
Rexcapital Financial Holdings, Ltd.†(1)	425,000	47,443
Texwinca Holdings, Ltd.(1)	114,000	106,573

		1,493,287

Cayman Islands — 5.2%

AAC Acoustic Technologies Holdings, Inc.(1)	402,000	664,363
Agile Property Holdings, Ltd.(1)	230,000	334,006
China Dongxiang Group Co.(1)	517,000	397,794
China High Speed Transmission Equipment Group Co., Ltd.(1)	152,000	367,919
China Mengniu Dairy Co., Ltd.†(1)	123,000	439,742
Lee & Man Paper Manufacturing, Ltd.†(1)	54,400	37,151
Li Ning Co., Ltd.(1)	79,000	298,999
Shenguan Holdings Group, Ltd.(1)	530,000	478,843
Shui On Land, Ltd.(1)	299,000	175,613
Soho China, Ltd.(1)	50,000	26,940
Vinda International Holdings, Ltd.(1)	36,000	25,440
Xinyi Glass Holding Co., Ltd.(1)	264,000	238,128

		3,484,938

China — 1.6%

Beijing Jingkelong Supermarket Chain Group Co., Ltd.(1)	269,000	218,788
Weichai Power Co., Ltd.(1)	46,000	369,386
Zhuzhou CSR Times Electric Co., Ltd.(1)	248,000	504,246

		1,092,420

Denmark — 1.7%

DSV A/S†(1)	32,710	586,831
SimCorp A/S(1)	2,904	543,460

		1,130,291

France — 4.2%

Groupe Eurotunnel SA(1)	76,005	704,435
Meetic†(1)	9,071	247,077
Rubis SA(1)	4,449	390,243
Seloger.com†(1)	15,358	495,314
SOITEC†(1)	28,651	400,214
Teleperformance(1)	16,369	528,510

		2,765,793

Germany — 3.7%

CTS Eventim AG(1)	6,333	309,183
Drillisch AG†(1)	24,330	176,547
Freenet AG†(1)	20,136	270,778
Rheinmetall AG(1)	13,554	869,289
Wirecard AG(1)	61,196	841,351

		2,467,148

Hong Kong — 2.3%

China Everbright International, Ltd.(1)	926,000	474,078
Dah Sing Banking Group, Ltd.(1)	118,400	176,617
Denway Motors, Ltd.(1)	748,000	472,707
Shanghai Industrial Holdings, Ltd.(1)	15,000	76,305
Techtronic Industries Co.(1)	397,500	329,745

		1,529,452

Indonesia — 1.6%

BW Plantation Tbk PT	3,865,000	213,922
Delta Dunia Makmur Tbk PT(1)	899,500	162,065
Indofood Sukses Makmur Tbk PT(1)	1,202,500	450,939
United Tractors Tbk PT(1)	144,666	239,197

		1,066,123

Ireland — 2.3%

DCC PLC(1)	29,964	835,258
Greencore Group PLC(1)	193,108	383,948
Irish Life & Permanent PLC†(1)	73,395	323,620

		1,542,826

Italy — 5.6%

Amplifon SpA(1)	125,073	545,134
Autogrill SpA†(1)	69,680	876,380
Azimut Holding SpA(1)	62,984	840,766
DiaSorin SpA(1)	22,976	816,002
Gruppo Editoriale L’Espresso SpA(1)	213,127	680,266

		3,758,548

Japan — 18.4%

Ahresty Corp.(1)	14,500	85,125
Ain Pharmaciez, Inc.(1)	12,900	309,505
Asahi Intecc Co., Ltd.(1)	5,500	91,219
Axell Corp.(1)	12,400	436,412
Benefit One, Inc.(1)	156	122,340
CanBas Co., Ltd.†(1)	3,500	53,574
Chugoku Marine Paints, Ltd.(1)	37,000	258,949
CMIC Co., Ltd.(1)	210	40,849
Credit Saison Co., Ltd.(1)	14,500	162,334
Dai-ichi Seiko Co., Ltd.(1)	8,600	361,610

Daihatsu Diesel Manufacturing Co., Ltd.(1)	15,000	54,426
Daiseki Co., Ltd.(1)	8,700	175,167
Disco Corp.(1)	4,000	248,974
Don Quijote Co., Ltd.(1)	5,100	123,198
Doshisha Co., Ltd.(1)	3,800	84,426
en-japan, Inc.(1)	200	233,610
Enplas Corp.(1)	4,700	89,482
EPS Co., Ltd.(1)	60	234,309
Foster Electric Co., Ltd.(1)	11,600	339,050
FP Corp.(1)	11,000	496,019
Funai Electric Co., Ltd.(1)	3,400	170,584
GCA Savvian Group Corp.(1)	111	117,718
HIRANO TECSEED Co., Ltd.(1)	8,000	78,152
HIS Co., Ltd.(1)	18,100	327,562
Hisamitsu Pharmaceutical Co., Inc.(1)	2,000	64,528
Intage, Inc.(1)	7,800	133,988
Iriso Electronics Co., Ltd.(1)	8,400	145,765
Japan Electronic Materials Corp.(1)	6,500	44,374
Kakaku.com, Inc.(1)	60	232,959
Koito Manufacturing Co., Ltd.(1)	22,000	350,485
Kokusai Co., Ltd.(1)	29,200	134,584
MACROMILL, Inc.(1)	121	175,492
Mani, Inc.(1)	4,900	295,367
Mars Engineering Corp.(1)	10,600	255,906
Matsuda Sangyo Co., Ltd.(1)	5,300	90,503
Message Co., Ltd.(1)	139	282,338
Micronics Japan Co., Ltd.(1)	5,700	95,155
Modec, Inc.(1)	4,900	93,021
Moshi Moshi Hotline, Inc.(1)	7,000	125,131
Nichi-iko Pharmaceutical Co., Ltd.(1)	9,100	244,985
Nichii Gakkan Co.(1)	12,800	113,802
Nihon M&A Center, Inc.(1)	20	74,232
Nishimatsuya Chain Co., Ltd.(1)	39,700	348,219
Nomura Real Estate Holdings, Inc.(1)	9,800	144,700
Oenon Holdings, Inc.(1)	93,000	172,398
OPTEX Co., Ltd.(1)	6,500	58,751
Osaka Securities Exchange Co., Ltd.(1)	55	260,789
Otsuka Corp.(1)	6,200	307,377
OUTSOURCING, Inc.(1)	254	110,707
Proto Corp.†(1)	11,300	291,464
Roland DG Corp.(1)	16,500	205,110
Shimano, Inc.(1)	1,300	52,031
Sintokogio, Ltd.(1)	9,000	63,703
Software Service, Inc.(1)	9,800	127,287
Sysmex Corp.(1)	2,700	140,923
Taiko Pharmaceutical Co., Ltd.(1)	6,700	137,117
The Hiroshima Bank, Ltd.(1)	22,000	84,310
Toho Holdings Co., Ltd.(1)	14,700	175,325
Token Corp.(1)	8,930	200,565
TOKYU LIVABLE, Inc.(1)	8,300	71,129
Toridoll.corp.(1)	150	256,864
Towa Corp.†(1)	15,100	152,993
Tri-Stage, Inc.†(1)	2,200	68,977
Union Tool Co.(1)	5,100	133,483
Unipres Corp.(1)	5,900	93,059
Village Vanguard Co., Ltd.(1)	83	315,435
VSN, Inc.(1)	10,600	77,479
Works Applications Co., Ltd.(1)	755	396,871
Yamaguchi Financial Group, Inc.(1)	13,000	120,302

		12,214,577

Jersey — 0.2%

Henderson Group PLC(1)	61,239	121,352

Luxembourg — 1.0%

Acergy SA(1)	43,459	685,299

Malaysia — 0.3%

IJM Corp. BHD(1)	158,760	207,678

Mauritius — 0.3%

Golden Agri-Resources, Ltd.†(1)	526,670	189,627

Netherlands — 2.1%

ASM International NV†(1)	24,332	612,196
BinckBank NV(1)	30,130	540,466
Smartrac NV†(1)	11,584	249,291

		1,401,953

New Zealand — 0.1%

Kathmandu Holdings, Ltd.†	55,000	80,034

Singapore — 2.0%

CapitaCommercial Trust(1)	407,000	336,805
Epure International, Ltd.(1)	423,000	218,645
Hyflux, Ltd.(1)	88,000	221,016
Venture Corp., Ltd.(1)	58,000	363,711
Yanlord Land Group, Ltd.(1)	135,000	206,620

		1,346,797

South Korea — 4.6%

Cheil Industries, Inc.(1)	5,330	259,048
CJ Internet Corp.(1)	5,940	70,046
Digitech Systems Co., Ltd.†(1)	4,627	98,798
Glovis Co., Ltd.(1)	4,457	431,480
Hansol Paper Co., Ltd.†(1)	13,670	129,519
Hyundai Mobis(1)	3,372	491,852
Korean Reinsurance Co.(1)	23,580	198,694
LG Household & Health Care, Ltd.(1)	2,021	505,206
SODIFF Advanced Materials Co., Ltd.(1)	4,201	340,087
Sungwoo Hitech Co., Ltd.(1)	23,102	246,136
Taewoong Co., Ltd.(1)	4,115	263,309

		3,034,175

Spain — 0.6%

Imaginarium SA†	21,753	134,403
Pescanova SA(1)	8,490	273,285

		407,688

Sweden — 1.5%

Clas Ohlson AB(1)	22,118	442,737
Mekonomen AB(1)	13,978	301,629

NIBE Industrier AB(1)	26,787	257,640

		1,002,006

Switzerland — 3.9%

Aryzta AG(1)	14,732	549,490
Clariant AG†(1)	49,137	577,124
EFG International AG(1)	32,622	448,125
Partners Group Holding AG(1)	3,606	454,173
Valora Holding AG†(1)	2,195	540,549

		2,569,461

Taiwan — 2.0%

Advantech Co., Ltd.(1)	61,000	136,337
Chicony Electronics Co., Ltd.(1)	198,318	477,702
Far EasTone Telecommunications Co., Ltd.(1)	133,000	158,330
Shin Zu Shing Co., Ltd.(1)	21,884	108,691
Simplo Technology Co., Ltd.(1)	22,000	129,694
Taiwan Fertilizer Co., Ltd.(1)	33,000	116,725
Wistron Corp.(1)	90,058	173,932

		1,301,411

Thailand — 0.4%

TMB Bank PCL(Foreign Shares)†(5)	7,856,300	292,196

United Kingdom — 10.5%

Afren PLC†(1)	209,754	284,758
Babcock International Group PLC(1)	59,268	568,034
BlueBay Asset Management PLC(1)	45,000	220,978
Britvic PLC(1)	95,302	628,017
Chemring Group PLC(1)	18,336	862,845
Cookson Group PLC(1)	83,848	564,340
Croda International PLC(1)	52,036	668,608
Dana Petroleum PLC†(1)	18,294	344,665
Enterprise Inns PLC(1)	142,345	214,642
Healthcare Locums PLC(1)	104,155	466,115
IG Group Holdings PLC(1)	13,330	81,139
N Brown Group PLC(1)	99,367	394,874
Rentokil Initial PLC(1)	315,060	584,106
St James’s Place PLC(1)	126,342	496,940
Victrex PLC(1)	45,341	586,532

		6,966,593

United States — 2.8%

AsiaInfo Holdings, Inc.†	16,100	490,567
Autoliv, Inc.	13,768	596,980
Virgin Media, Inc.	47,508	799,560

		1,887,107

Total Common Stock (cost $44,566,999)		57,542,352

EXCHANGE-TRADED FUNDS — 10.2%
France — 0.8%

Lyxor ETF Eastern Europe(1)	21,786	561,505

Ireland — 2.9%

iShares MSCI Latin America Fund(1)	72,545	1,913,432

Luxembourg — 6.1%

db x-trackers - MSCI Emerging Latin America TRN Index ETF	32,415	1,916,372
db x-trackers - MSCI Emerging Markets TRN Index ETF	70,038	2,127,054

		4,043,426

United States — 0.4%

iShares MSCI Israel Capped Investable Market Index Fund	4,320	235,008

Total Exchange-Traded Funds (cost $4,881,740)		6,753,371

PREFERRED STOCK — 0.4%
Germany — 0.4%

Jungheinrich AG(1) (cost $288,274)	14,100	270,722

WARRANTS † — 0.0%
Mauritius — 0.0%
Golden Agri-Resources, Ltd. Expires 07/23/12 (strike price $0.38) (cost $0)	18,172	1,811

Total Long-Term Investment Securities (cost $49,737,013)		64,568,256

SHORT-TERM INVESTMENT SECURITIES — 2.6%
Time Deposits — 2.6%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 01/04/10 (cost $1,703,000)	$1,703,000	1,703,000

TOTAL INVESTMENTS (cost $51,440,013) (4)	99.7%	66,271,256
Other assets less liabilities	0.3	230,583

NET ASSETS	100.0%	$66,501,839

†	Non-income producing security
(1)	Security was valued using fair value procedures at December 31, 2009. The aggregate value of these securities was $57,679,333 representing 86.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs. See Note 1.
(3)	Illiquid security. At December 31, 2009, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	See Note 3 for cost of investments on a tax basis.
(5)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs . See Note 1.

ETF – Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2-Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Australia	$—	$3,435,940	+	$1,016	$3,436,956
Cayman Islands	—	3,484,938	+	—	3,484,938
Italy	—	3,758,548	+	—	3,758,548
Japan	—	12,214,577	+	—	12,214,577
United Kingdom	—	6,966,593	+	—	6,966,593
Other Countries*	2,315,466	25,365,274	+	0	27,680,740
Exchange-Traded Funds:
Luxemburg	4,043,426	—		—	4,043,426
Other Countries*	235,008	2,474,937		—	2,709,945
Preferred Stock	—	270,722		—	270,722
Warrants	1,811	—		—	1,811
Short-Term Investment Securities:
Time Deposit	—	1,703,000		—	1,703,000

Total	$6,595,711	$59,674,529		$1,016	$66,271,256

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.
+	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (See Note 2)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 9/30/2009	$0
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)	658
Net purchases(sales)	358
Transfers in and/or out of Level 3	—

Balance as of 12/31/2009	$1,016

See Notes to Portfolio of Investments

Industry Allocation*
Index Fund	10.2%
Electronic Components-Misc.	3.3
Auto/Truck Parts & Equipment-Original	2.7
Investment Management/Advisor Services	2.6
Time Deposits	2.6
Banks-Commercial	2.5
Diversified Manufacturing Operations	2.2
Commercial Services	2.0
Retail-Restaurants	2.0
Chemicals-Specialty	2.0
Food-Misc.	1.6
Transport-Truck	1.5
Retail-Misc./Diversified	1.5
Machinery-General Industrial	1.4
Chemicals-Diversified	1.4
Auto/Truck Parts & Equipment-Replacement	1.4
Internet Content-Information/News	1.3
Electronic Components-Semiconductors	1.3
Oil Refining & Marketing	1.3
Diagnostic Kits	1.2
E-Commerce/Services	1.2
Real Estate Operations & Development	1.2
Telecom Services	1.2
Medical-Drugs	1.2
Transport-Rail	1.1
Oil-Field Services	1.0
Computers-Periphery Equipment	1.0
Publishing-Newspapers	1.0
Electric Products-Misc.	1.0
Retail-Apparel/Shoe	1.0
Oil Companies-Exploration & Production	0.9
Beverages-Non-alcoholic	0.9
Semiconductor Equipment	0.9
Finance-Investment Banker/Broker	0.9
Diversified Operations/Commercial Services	0.9
Building-Maintance & Services	0.9
Food-Baking	0.8
Human Resources	0.8
Transactional Software	0.8
Retail-Convenience Store	0.8
Cosmetics & Toiletries	0.8
Advertising Sales	0.8
Electronic Connectors	0.8
Insurance-Life/Health	0.7
Containers-Paper/Plastic	0.7
Internet Infrastructure Software	0.7
Food-Meat Products	0.7
Retail-Sporting Goods	0.7
Alternative Waste Technology	0.7
Auto-Cars/Light Trucks	0.7
Metal Processors & Fabrication	0.7
Food-Dairy Products	0.7
Water Treatment Systems	0.7
Pipelines	0.6
Agricultural Operations	0.6
Applications Software	0.6
Retail-Catalog Shopping	0.6
Retail-Petroleum Products	0.6
Medical Products	0.6
Machinery-Electrical	0.6
Power Converter/Supply Equipment	0.6
Finance-Other Services	0.5
Advanced Materials	0.5
Audio/Video Products	0.5
Real Estate Investment Trusts	0.5
Cellular Telecom	0.5
Machinery-Construction & Mining	0.5
Machine Tools & Related Products	0.5
Travel Services	0.5
Diversified Financial Services	0.5
Retail-Bookstores	0.5
Computers	0.5
Medical Labs & Testing Services	0.5
Leisure Products	0.5
Computers-Integrated Systems	0.5
Coal	0.4
Insurance-Property/Casualty	0.4
Diversified Operations	0.4
Transport-Services	0.4
Medical-Nursing Homes	0.4
Fisheries	0.4
Telephone-Integrated	0.4
Machinery-Material Handling	0.4
Diversified Minerals	0.4
Coatings/Paint	0.4
Building Products-Air & Heating	0.4
Casino Services	0.4
Electronic Security Devices	0.4
Internet Content-Entertainment	0.4
Distribution/Wholesale	0.3
Electronic Measurement Instruments	0.3
Food-Retail	0.3
Real Estate Management/Services	0.3
Retail-Pubs	0.3
Consulting Services	0.3
Rubber/Plastic Products	0.3
Building-Residential/Commercial	0.3
Insurance-Reinsurance	0.3
Direct Marketing	0.3
E-Services/Consulting	0.3
Medical-Wholesale Drug Distribution	0.3
Beverages-Wine/Spirits	0.3
Paper & Related Products	0.3
Finance-Credit Card	0.2
Mining	0.2
Miscellaneous Manufacturing	0.2
Medical Instruments	0.2
Retail-Toy Stores	0.2
Rental Auto/Equipment	0.2
Transport-Marine	0.2
Batteries/Battery Systems	0.2
Medical Information Systems	0.2
Retail-Discount	0.2
Agricultural Chemicals	0.2
Apparel Manufacturers	0.2
Textile-Products	0.2
Machinery-Thermal Process	0.1
Motion Pictures & Services	0.1
Investment Companies	0.1
Gambling (Non-Hotel)	0.1
Engines-Internal Combustion	0.1
Bicycle Manufacturing	0.1

99.7%

*	Calculated as a percentage of net assets

Note 1. Security Valuation

Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Portfolios’ investments are summarized into three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Funds’ net assets as of December 31, 2009 are reported on a schedule following the Portfolio of Investments.

Note 2. Repurchase Agreements

As of December 31, 2009, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Interest	Principal Amount
Growth and Income	0.23%	$830,000
Balanced Assets	0.46	1,669,000
Value	1.90	6,913,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated December 31, 2009, bearing interest at a rate of 0.00% per annum, with a principal amount of $363,700,000, a repurchase price of $363,700,000, and a maturity date of January 4, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bills	0.07%	05/06/10	$368,035,000	$368,887,786
U.S. Treasury Bills	0.08	05/27/10	3,160,000	3,157,788

Note 3. Federal Income Taxes

As of December 31, 2009, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	Growth and Income Fund	Balanced Assets Fund	International Equity Fund	Value Fund	International Small-Cap Fund
Cost (tax basis)	$52,055,181	$86,853,751	$145,124,056	$168,685,679	$53,324,212

Appreciation	5,018,853	7,605,357	18,639,220	12,689,296	16,264,920
Depreciation	(5,306,742)	(5,364,431)	(4,041,543)	(12,365,362)	(3,317,875)

Net unrealized appreciation (depreciation)	$(287,889)	$2,240,926	$14,597,677	$323,934	$12,947,045

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Equity Funds’ Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	March 1, 2010

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	March 1, 2010